Provisions (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Non- Current	$ 30,487,000	$ 24,384,000
Current provisions	87,308,000	83,132,000
Total	117,795,000	107,516,000	$ 142,727,000
Environmental provisions
Disclosure of other provisions [line items]
Non- Current	185,000	163,000
Current provisions	711,000	1,448,000
Total	896,000	1,611,000	2,083,000
Provisions for litigation in progress
Disclosure of other provisions [line items]
Non- Current	178,000	19,000
Current provisions	3,162,000	2,184,000
Total	3,340,000	2,203,000	7,913,000
Provisions for third-party liabilities
Disclosure of other provisions [line items]
Non- Current	7,963,000	8,263,000
Total	7,963,000	8,263,000	10,596,000
Provisions for Carbon dioxide emissions allowances
Disclosure of other provisions [line items]
Non- Current	12,436,000	6,276,000
Current provisions	72,329,000	66,045,000
Total	84,765,000	72,321,000	90,471,000
Provision for restructuring cost
Disclosure of other provisions [line items]
Current provisions	1,535,000	5,735,000
Total	1,535,000	5,735,000	15,243,000
Other provisions
Disclosure of other provisions [line items]
Non- Current	9,725,000	9,663,000
Current provisions	9,571,000	7,720,000
Total	$ 19,296,000	$ 17,383,000	$ 16,421,000